CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares
Current assets:
Cash	¥ 810,672		¥ 513,938
Property and equipment, net	437,337		127,864
Investments, Fair Value Disclosure	15,000
Long-term Investments	41,760		24,000
Other non-current assets	91,849		53,111
Current liabilities:
Income taxes payable	91,240		56,293
Accrued expenses and other current liabilities	117,867		79,835
Other non-current liabilities	¥ 7,043		¥ 9,333
Common Class A [Member]
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized | shares	860,000,000	860,000,000	860,000,000	860,000,000
Issued | shares	48,735,228	48,735,228	44,914,538	44,914,538
Outstanding | shares	47,160,248	47,160,248	43,988,425	43,988,425
Treasury shares | shares	1,574,980	1,574,980	926,113	926,113
Common Class B [Member]
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized | shares	40,000,000	40,000,000	40,000,000	40,000,000
Issued | shares	8,895,249	8,895,249	10,574,896	10,574,896
Outstanding | shares	8,895,249	8,895,249	10,574,896	10,574,896
VIE [Member]
Current assets:
Cash	¥ 630		¥ 1,043
Property and equipment, net	3		18
Investments, Fair Value Disclosure
Long-term Investments	35,000		18,000
Other non-current assets	716		266
Current liabilities:
Income taxes payable	3,729		3,737
Accrued expenses and other current liabilities	176		892
Other non-current liabilities	¥ 267		¥ 267